SLM Student Loan Trust 2007-3
Quarterly Servicing Report

Distribution Date	04/25/2007
Collection Period	03/15/2007 — 03/31/2007

SLM Funding LLC	-	Depositor
Sallie Mae Inc.	-	Servicer and Administrator
Deutsche Bank	-	Indenture Trustee
Chase Bank USA, National Association	-	Eligible Lender Trustee
Southwest Student Services Corp	-	Excess Distribution Certificateholder

I. 2007-3 Deal Parameters

	Student Loan Portfolio Characteristics		03/15/2007	Activity	03/31/2007
A	i	Portfolio Balance	$2,891,141,740.39	$7,656,959.16	$2,898,798,699.55
	ii	Interest to be Capitalized	64,452,696.08		65,802,432.11

	iii	Total Pool	$2,955,594,436.47		$2,964,601,131.66
	iv	Capitalized Interest	40,000,000.00		40,000,000.00
	v	Specified Reserve Account Balance	7,509,665.00		7,411,502.83

	vi	Total Adjusted Pool	$3,003,104,101.47		$3,012,012,634.49

B	i	Weighted Average Coupon (WAC)	6.918%		6.912%
	ii	Weighted Average Remaining Term	124.12		123.82
	iii	Number of Loans	936,352		940,914
	iv	Number of Borrowers	417,711		421,163
	v	Aggregate Outstanding Principal Balance - T-Bill Other	$—		$—
	vi	Aggregate Outstanding Principal Balance - T-Bill	$263,181,836		$259,564,828
	vii	Aggregate Outstanding Principal Balance - Commercial Paper	$2,692,412,600		$2,705,036,304
	viii	Pool Factor	1.000000000		0.986928587

						% of O/S		% of O/S
	Notes			Spread	Balance 3/15/2007	Securities	Balance 4/25/2007	Securities

C	i	A-1 Notes	78443YAA4	-0.010%	$1,283,000,000.00	42.047%	$1,243,636,634.49	41.289%
	ii	A-2 Notes	78443YAB2	0.010%	975,000,000.00	31.953%	975,000,000.00	32.370%
	iii	A-3 Notes	78443YAC0	0.040%	363,000,000.00	11.896%	363,000,000.00	12.052%
	iv	A-4 Notes	78443YAD8	0.060%	338,835,000.00	11.104%	338,835,000.00	11.249%
	v	B Notes	78443YAE6	0.150%	91,541,000.00	3.000%	91,541,000.00	3.039%

		Total Notes			$3,051,376,000.00	100.000%	$3,012,012,634.49	100.000%

	Reserve Account		03/15/2007	04/25/2007
D	i	Required Reserve Acct Deposit (%)	0.25%	0.25%
	ii	Reserve Acct Initial Deposit ($)	$7,509,665.00
	iii	Specified Reserve Acct Balance ($)	$7,509,665.00	$7,411,502.83
	iv	Reserve Account Floor Balance ($)	$3,003,866.00	$3,003,866.00
	v	Current Reserve Acct Balance ($)	$7,509,665.00	$7,411,502.83

	Other Accounts		03/15/2007	04/25/2007
E	i	Supplemental Loan Purchase Account	$48,271,468.46	$0.00
	ii	Capitalized Interest Account	$40,000,000.00	$40,000,000.00
	iii	Floor Income Rebate Account	$0.00	$4,706.41

	Asset/Liability		03/15/2007	04/25/2007
F	i	Total Adjusted Pool +Supplemental Loan Purchase Acc	$3,051,375,569.93	$3,012,012,634.49
	ii	Total Outstanding Balance Notes	$3,051,376,000.00	$3,012,012,634.49
	iii	Difference	$(430.07)	$0.00
	iv	Parity Ratio	1.00000	1.00000

II. 2007-3 Transactions from: 03/15/2007 through: 03/31/2007

A	Student Loan Principal Activity
	i	Regular Principal Collections	$41,646,379.08
	ii	Principal Collections from Guarantor	42,706.26
	iii	Principal Reimbursements	50,181.13
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$41,739,266.47

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$8,103.73
	ii	Capitalized Interest	(3,518,896.16)

	iii	Total Non-Cash Principal Activity	$(3,510,792.43)

C	Student Loan Principal Purchases		$(45,885,433.20)

D	Total Student Loan Principal Activity		$(7,656,959.16)

E	Student Loan Interest Activity
	i	Regular Interest Collections	$2,352,755.79
	ii	Interest Claims Received from Guarantors	429.30
	iii	Collection Fees/Returned Items	23,904.20
	iv	Late Fee Reimbursements	88,142.83
	v	Interest Reimbursements	760.61
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$2,465,992.73

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$3,476.99
	ii	Capitalized Interest	3,518,896.16

	iii	Total Non-Cash Interest Adjustments	$3,522,373.15

G	Student Loan Interest Purchases		$(1,126,271.51)

H	Total Student Loan Interest Activity		$4,862,094.37

I	Non-Reimbursable Losses During Collection Period		$0.00

J	Cumulative Non-Reimbursable Losses to Date		$0.00

III. 2007-3 Collection Account Activity 03/15/2007 through 03/31/2007

A	Principal Collections
	i	Principal Payments Received	$6,546,583.19
	ii	Consolidation Principal Payments	35,142,502.15
	iii	Reimbursements by Seller	9,716.88
	iv	Borrower Benefits Reimbursements	17,956.64
	v	Reimbursements by Servicer	0.90
	vi	Re-purchased Principal	22,506.71

	vii	Total Principal Collections	$41,739,266.47

B	Interest Collections
	i	Interest Payments Received	$1,771,982.90
	ii	Consolidation Interest Payments	581,202.19
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	402.88
	vi	Re-purchased Interest	357.73
	vii	Collection Fees/Return Items	23,904.20
	viii	Late Fees	88,142.83

	ix	Total Interest Collections	$2,465,992.73

C	Other Reimbursements		$20,602.28

D	Reserves in Excess of the Requirement		$98,162.17

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$244,536.66

G	Funds borrowed during previous distribution		$0.00

H	Funds borrowed from subsequent distribution		$0.00

I	Excess Transferred from Supplemental Loan Purchase Account		$1,336,898.02

J	Funds Released from Capitalized Interest Account		$0.00

K	Intial Deposit to the Collection Account		$13,620,000.00

L	TOTAL AVAILABLE FUNDS		$59,525,458.33
	LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to Servicer	$—
		Floor Income Rebate Fees to Dept. of Education	$0.00
		Funds Allocated to the Floor Income Rebate Account	$(4,706.41)
		Funds Released from the Floor Income Rebate Account	$0.00

M	NET AVAILABLE FUNDS		$59,520,751.92

N	Servicing Fees Due for Current Period		$1,200,199.93

O	Carryover Servicing Fees Due		$0.00

P	Administration Fees Due		$20,000.00

Q	Total Fees Due for Period		$1,220,199.93

IV. 2007-3 Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		% *
STATUS	03/15/2007	03/31/2007	03/15/2007	03/31/2007	03/15/2007	03/31/2007	03/15/2007	03/31/2007	03/15/2007	03/31/2007

INTERIM:
In School
Current	6.556%	6.557%	335,848	333,176	35.868%	35.410%	$1,162,409,607.71	$1,155,499,976.39	40.206%	39.861%

Grace
Current	6.575%	6.577%	127,159	127,514	13.580%	13.552%	387,783,969.47	$390,415,313.54	13.413%	13.468%

TOTAL INTERIM	6.560%	6.562%	463,007	460,690	49.448%	48.962%	$1,550,193,577.18	$1,545,915,289.93	53.619%	53.330%

REPAYMENT
Active
Current	7.473%	7.470%	244,679	243,333	26.131%	25.861%	$671,706,476.57	$659,968,462.26	23.233%	22.767%
31-60 Days Delinquent	7.353%	7.378%	28,174	29,638	3.009%	3.150%	82,506,317.90	84,857,984.11	2.854%	2.927%
61-90 Days Delinquent	7.296%	7.298%	23,448	24,112	2.504%	2.563%	69,256,988.26	69,770,740.94	2.395%	2.407%
91-120 Days Delinquent	7.338%	7.309%	14,893	16,272	1.591%	1.729%	40,318,211.17	46,124,689.48	1.395%	1.591%
> 120 Days Delinquent	7.366%	7.350%	28,679	34,641	3.063%	3.682%	75,814,475.60	90,885,446.61	2.622%	3.135%

Deferment
Current	6.832%	6.826%	77,470	78,018	8.274%	8.292%	226,856,722.28	229,329,833.08	7.847%	7.911%

Forbearance
Current	7.416%	7.408%	55,898	54,034	5.970%	5.743%	174,080,014.93	171,311,825.28	6.021%	5.910%

TOTAL REPAYMENT	7.330%	7.325%	473,241	480,048	50.541%	51.019%	$1,340,539,206.71	$1,352,248,981.76	46.367%	46.649%

Claims in Process (1)	7.280%	7.223%	104	176	0.011%	0.019%	$408,956.50	$634,427.86	0.014%	0.022%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	6.918%	6.912%	936,352	940,914	100.000%	100.000%	$2,891,141,740.39	$2,898,798,699.55	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 months

(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchas

*Percentages may not total 100% due to rounding.

V. 2007-3 Portfolio Characteristics by School and Program

LOAN TYPE	WAC	# Loans	$ Amount	%
- GSL — Subsidized	6.847%	529,519	$1,410,425,702.28	48.656%
- GSL — Unsubsidized	6.780%	375,660	1,251,899,093.08	43.187%
- PLUS Loans	8.007%	33,221	227,711,408.98	7.855%
- SLS Loans	8.506%	2,514	8,762,495.21	0.302%

- Total	6.912%	940,914	$2,898,798,699.55	100.000%

SCHOOL TYPE	WAC	# Loans	$ Amount	%
- Four Year	6.876%	679,126	$2,270,134,433.58	78.313%
- Two Year	7.018%	190,764	450,419,615.31	15.538%
- Technical	7.102%	71,017	178,229,617.34	6.148%
- Other	6.966%	7	15,033.32	0.001%

- Total	6.912%	940,914	$2,898,798,699.55	100.000%

*	Percentages may not total 100% due to rounding
GSL — Guaranteed Stafford Loan
PLUS — Parent Loans for Undergraduate Students
SLS — Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994

VI. 2007-3 Interest Accruals

A	Borrower Interest Accrued During Collection Period	$6,466,941.96

B	Interest Subsidy Payments Accrued During Collection Period	2,837,962.63

C	Special Allowance Payments Accrued During Collection Period	684,321.44

D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	244,536.66

E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00

F	Net Expected Interest Collections	$10,233,762.69
VII. 2007-3 Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index
A	Class A-1 Interest Rate	0.006054573	03/15/2007 - 04/25/2007	1 NY Business Day	5.31621%	LIBOR

B	Class A-2 Interest Rate	0.006077350	03/15/2007 - 04/25/2007	1 NY Business Day	5.33621%	LIBOR

C	Class A-3 Interest Rate	0.006111517	03/15/2007 - 04/25/2007	1 NY Business Day	5.36621%	LIBOR

D	Class A-4 Interest Rate	0.006134295	03/15/2007 - 04/25/2007	1 NY Business Day	5.38621%	LIBOR

E	Class B Interest Rate	0.006236795	03/15/2007 - 04/25/2007	1 NY Business Day	5.47621%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

VIII. 2007-3 Inputs From Initial Period 03/15/2007

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$2,891,141,740.39
	ii	Interest To Be Capitalized	64,452,696.08

	iii	Total Pool	$2,955,594,436.47
	iv	Capitalized Interest	40,000,000.00
	v	Specified Reserve Account Balance	7,509,665.00

	vi	Total Adjusted Pool	$3,003,104,101.47

B	Total Note Factor		1.000000000
C	Total Note Balance		$3,051,376,000.00

D	Note Balance	03/15/2007	Class A-1	Class A-2	Class A-3	Class A-4	Class B

	i	Current Factor	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$1,283,000,000.00	$975,000,000.00	$363,000,000.00	$338,835,000.00	$91,541,000.00
	iii	Note Principal Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00
E	Reserve Account Balance			$7,509,665.00
F	Unpaid Primary Servicing Fees from Prior			$0.00
	Month(s)
G	Unpaid Administration fees from Prior Quarter(s)			$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)			$0.00
I	Interest Due on Unpaid Carryover Servicing Fees			$0.00

IX. 2007-3 Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-M )		$59,520,751.92	$59,520,751.92

B	Primary Servicing Fees — Current Month		$1,200,199.93	$58,320,551.99

C	Administration Fee		$20,000.00	$58,300,551.99

D	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$7,768,016.52	$50,532,535.47
	ii	Class A-2	$5,925,416.52	$44,607,118.95
	iii	Class A-3	$2,218,480.65	$42,388,638.30
	iv	Class A-4	$2,078,513.75	$40,310,124.55

	v	Total Class A Interest Distribution	$17,990,427.44

E	Class B Noteholders’ Interest Distribution Amount		$570,922.43	$39,739,202.12

F	Class A Noteholders’ Principal Distribution Amounts
	i	Class A-1	$39,363,365.51	$375,836.61
	ii	Class A-2	$0.00	$375,836.61
	iii	Class A-3	$0.00	$375,836.61
	iv	Class A-4	$0.00	$375,836.61

	v	Total Class A Principal Distribution	$39,363,365.51

G	Class B Noteholders’ Principal Distribution Amount		$0.00	$375,836.61

H	Reinstate Reserve Account to the Specified Reserve Account Balance		$0.00	$375,836.61

I	Carryover Servicing Fees		$0.00	$375,836.61

J	Excess to Certificateholder		$375,836.61	$0.00

K	Waterfall Triggers
	i	Student Loan Principal Outstanding	$2,898,798,699.55
	ii	Borrower Interest Accrued	6,466,941.96
	iii	Interest Subsidy Payments Accrued	2,837,962.63
	iv	Special Allowance Payments Accrued	684,321.44
	v	Reserve Account Balance (after any reinstatement)	7,411,502.83
	vi	Capitalized Interest Account Balance	40,000,000.00
	viii	Less Specified Reserve Account Balance	(7,411,502.83)

	ix	Total	$2,948,787,925.58

	x	Class A Notes Outstanding (after application of available funds)	$2,920,471,634.49

	xi	Insolvency Event or Event of Default Under Indenture	N

	xii	Available Funds Applied to Class A Noteholders' Distribution Amount Before
		Any Amounts are Applied to the Class B Noteholders’ Distribution Amount
		(x > ix or xi = Y)	N

X. 2007-3 Account Reconciliations

A	Reserve Account
	i	Beginning Balance	$7,509,665.00
	ii	Deposits to correct Shortfall	$0.00
	iii	Total Reserve Account Balance Available	$7,509,665.00
	iv	Required Reserve Account Balance	$7,411,502.83
	v	Shortfall Carried to Next Period	$0.00
	vi	Excess Reserve - Release to Collection Account	$98,162.17
	vii	Ending Reserve Account Balance	$7,411,502.83

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date		03/29/2007
	i	Beginning Balance	$48,271,468.46
	ii	Supplemental Loan Purchases	$(46,934,570.44)
	iii	Transfers to Collection Account	$(1,336,898.02)

	iv	Ending Balance	$0.00

C	Capitalized Interest Account
	Capitalized Interest Account Release Date		04/25/2008
	i	Beginning Balance	$40,000,000.00
	ii	Transfers to Collection Account	$0.00

	iii	Ending Balance	$40,000,000.00

D	Floor Income Rebate Account
	i	Beginning Balance	$0.00
	ii	Deposits for the Period	$4,706.41
	iii	Release to Collection Account	$0.00

	iv	Ending Balance	$4,706.41

XI. 2007-3 Distributions

	Distribution Amounts			Class A-1	Class A-2	Class A-3	Class A-4	Class B

A	i	Quarterly Interest Due		$7,768,016.52	$5,925,416.52	$2,218,480.65	$2,078,513.75	$570,922.43
	ii	Quarterly Interest Paid		7,768,016.52	5,925,416.52	2,218,480.65	2,078,513.75	570,922.43

	iii	Interest Shortfall		$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due		$39,363,365.51	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid		39,363,365.51	0.00	0.00	0.00	0.00

	ix	Quarterly Principal Shortfall		$0.00	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount		$47,131,382.03	$5,925,416.52	$2,218,480.65	$2,078,513.75	$570,922.43

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance	3/31/07	$3,051,376,000.00
	ii	Adjusted Pool Balance	3/31/07	3,012,012,634.49

	iii	Notes Balance Exceeding Adjusted Pool (i-ii)		$39,363,365.51

	iv	Adjusted Pool Balance	3/15/07	$3,003,104,101.47
	v	Adjusted Pool Balance	3/31/07	3,012,012,634.49

	vi	Current Principal Due (iv - v)		$(8,908,533.02)
	vii	Notes Issued Exceeding Adjusted Pool Balance		48,271,898.53

	viii	Principal Distribution Amount (vi + vii)		$39,363,365.51

	ix	Principal Distribution Amount Paid		$39,363,365.51

	x	Principal Shortfall (viii - ix)		$0.00

C		Total Principal Distribution		$39,363,365.51
D		Total Interest Distribution		18,561,349.87

E		Total Cash Distributions		$57,924,715.38

					Paydown
	Note Balances			03/15/2007	Factor	04/25/2007

F	i	A-1 Note Balance	78443YAA4	$1,283,000,000.00		$1,243,636,634.49
		A-1 Note Pool Factor		1.000000000	0.030680721	0.969319279

	ii	A-2 Note Balance	78443YAB2	$975,000,000.00		$975,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	78443YAC0	$363,000,000.00		$363,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	78443YAD8	$338,835,000.00		$338,835,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	B Note Balance	78443YAE6	$91,541,000.00		$91,541,000.00
		A-5 Note Pool Factor		1.0000000000	0.000000000	1.0000000000

XII. 2007-3 Historical Pool Information

			3/15/07 - 3/31/07

Beginning Student Loan Portfolio Balance			$2,891,141,740.39

	Student Loan Principal Activity
	i	Regular Principal Collections	$41,646,379.08
	ii	Principal Collections from Guarantor	42,706.26
	iii	Principal Reimbursements	50,181.13
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$41,739,266.47
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$8,103.73
	ii	Capitalized Interest	(3,518,896.16)

	iii	Total Non-Cash Principal Activity	$(3,510,792.43)

	Student Loan Principal Purchases		$(45,885,433.20)

(-)	Total Student Loan Principal Activity		$(7,656,959.16)

	Student Loan Interest Activity
	i	Regular Interest Collections	$2,352,755.79
	ii	Interest Claims Received from Guarantors	429.30
	iii	Collection Fees/Returned Items	23,904.20
	iv	Late Fee Reimbursements	88,142.83
	v	Interest Reimbursements	760.61
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$2,465,992.73

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$3,476.99
	ii	Capitalized Interest	3,518,896.16

	iii	Total Non-Cash Interest Adjustments	$3,522,373.15

	Student Loan Interest Purchases		$(1,126,271.51)

	Total Student Loan Interest Activity		$4,862,094.37

(=)	Ending Student Loan Portfolio Balance		$2,898,798,699.55

(+)	Interest to be Capitalized		$65,802,432.11

(=)	TOTAL POOL		$2,964,601,131.66

(+)	Capitalized Interest		$40,000,000.00

(+)	Reserve Account Balance		$7,411,502.83

(=)	Total Adjusted Pool		$3,012,012,634.49

XIII. 2007-3 Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Apr-07	$2,964,601,132	10.52%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.